UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

 ______________

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 23, 2018 to June 30, 2018

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosures

Date of Report (Date of earliest event reported): April 11, 2018

WESTGATE RESORTS, LTD.[1]
(exact name of securitizer as specified in its charter)

025-02367	0001657217
(Commission File Number of Securitizer)	(Central Index Key Number of Securitizer)

Heidi N. Boyles, Esq. Counsel (407)425-6559

Name and telephone number, including area code, of the person to contact in connection with this filing

 ______________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c )(1) ☒

Indicate by check mark whether securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c )(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c )(2)(ii) ☐

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1 Westgate Resorts 2018-1 LLC, April 19, 2018

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WESTGATE RESORTS, Ltd., a Florida limited partnership, by and through Westgate Resorts, Inc., its sole general partner
(Securitizer)

Date: July 13, 2018	By:
David A. Siegel, President
Title

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